Pension plan (Tables)	12 Months Ended
Dec. 31, 2022
Pension plan
Summary of assumptions used for calculation of defined benefit pension plan obligation

	31 Dec	31 Dec
	2022	2021
Actuarial interest rate	3.35%	0.80%
Salary increases	3.00%	1.90%
Employee turnover	0% - 2.51%	0% - 1.10%
Retirement age	62 years	62 years
Duration	8.7 years	9.2 years

Summary of sensitivity of the actuarial interest rate and the resulting change of the relating pension provision

	31 Dec	31 Dec
in k€	2022	2021
Actuarial interest rate +0.50%-points	(550)	(626)
Actuarial interest rate -0.50%-points	592	676

Summary of pension provisions

	31 Dec	31 Dec
in k€	2022	2021
Pension provision at beginning of the year	14,428	14,441
Addition at acquisition date	553	—
Benefit payments from the employer	(692)	(468)
Included in other comprehensive income:
Actuarial gains/losses from:
Changes in financial assumptions	(1,899)	(551)
Experience adjustments	469	(116)
Impact of changes in demographic assumptions	10	3
Included in net income:
Current service costs	1,282	1,021
Interest cost	110	98
Pension provision at year-end	14,261	14,428